Share-Based Compensation (Details Textual) - USD ($)				1 Months Ended			2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 14, 2014	Jan. 02, 2014	Jun. 02, 2013	Mar. 31, 2014	Jul. 31, 2013	Feb. 29, 2008	Nov. 30, 2013	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 24, 2014
Share-Based Compensation (Textual)
Share based compensation expenses								$ 50,310	$ 138,460		$ 0	$ 0
Share-based compensation shares issued to nonemployees for services, value											376,662	$ 0
Total unrecognized compensation costs related to warrant and stock awards and non-vested options								$ 0	$ 0		$ 0
Stock issued during period, Restricted Stock, shares	45,000				30,000				25,000
Stock Issued during period, Restricted Stock, value					$ 66,000				$ 8,000
Warrants issued to purchase common stock shares, Shares		792,523									2,777,808		420,838
Common Stock [Member]
Share-Based Compensation (Textual)
Share based compensation expenses											$ 62,820
Share-based compensation shares issued to nonemployees for services, share											18,000
Share-based compensation shares issued to nonemployees for services, value											$ 43,020
Common stock issued shares											9,000
Common stock issued value											$ 19,800
Stock options [Member]
Share-Based Compensation (Textual)
Number of shares, Granted											20,000
Weighted-average remaining contractual life of outstanding options									1 year 9 months 4 days		3 years 2 months 12 days
Stock Warrants [Member]
Share-Based Compensation (Textual)
Number of shares, Granted											5,226,120
Weighted-average remaining contractual life of outstanding options											2 years 2 months 27 days
Steven Girgenti [Member]
Share-Based Compensation (Textual)
Common stock shares issued for services									5,377
Oscar Bronsther [Member]
Share-Based Compensation (Textual)
Common stock shares issued for services									6,085
Alvaro Pascual - Leone [Member]
Share-Based Compensation (Textual)
Common stock shares issued for services									1,844
Jason Barton [Member]
Share-Based Compensation (Textual)
Common stock shares issued for services									1,901
Jose Romano [Member]
Share-Based Compensation (Textual)
Common stock shares issued for services									1,901
Josef Zihl [Member]
Share-Based Compensation (Textual)
Common stock shares issued for services									3,687
Del Mar Consulting [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share							33,000
Share-based compensation shares issued to nonemployees for services, value							$ 66,000
consultancy agreement period							3 months
Alex Partners, LLC [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share							27,000
Share-based compensation shares issued to nonemployees for services, value							$ 54,000
consultancy agreement period							3 months
Lowell Rush [Member]
Share-Based Compensation (Textual)
Common stock shares issued for services									6,085
Dr Donald O Rourke [Member] | Stock Warrants [Member]
Share-Based Compensation (Textual)
Warrants issued to purchase common stock shares, Shares		7,000
Warrants issued to purchase common stock shares, Value		$ 5,522
Warrants issue to purchase common stock of share at an exercise price		$ 3.08
Warrants issue to purchase common stock of exercisable for period		3 years
Fountainhead Capital Mgmt [Member]
Share-Based Compensation (Textual)
Common stock shares issued for services									16,485
Acorn Management Partners [Member]
Share-Based Compensation (Textual)
Common stock shares issued for services									18,519
Gordon Holmes [Member]
Share-Based Compensation (Textual)
Common stock shares issued for services									100,000
Stock Option Plan [Member]
Share-Based Compensation (Textual)
Ownership percentage of outstanding voting stock for the options to be granted						Incentive stock options granted to participants owning more than 10% of the Company's outstanding voting stock expire five years from the grant date.
Exercise price of options granted						The options granted to participants owning more than 10% of the Company's outstanding voting stock must be granted at an exercise price not less than 110% of the fair market value of the common stock on the grant date.
Option expired period determined by the board of directors						Not extend mare than 10 years from the grant date.
Outstanding voting stock expire from grant date						10 years
Vesting period for employees						3 years
Percentage of number of shares covered by plan						10.00%
Share based compensation expenses									$ 25,011	$ 0
Non Employee Stock Compensation [Member] | Common Stock [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, value											$ 58,750
Non Employee Stock Compensation [Member] | Steven Girgenti [Member] | Common Stock [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share											8,516
Share-based compensation shares issued to nonemployees for services, value											$ 20,000
Non Employee Stock Compensation [Member] | Oscar Bronsther [Member] | Common Stock [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share											8,939
Share-based compensation shares issued to nonemployees for services, value											$ 20,000
Non Employee Stock Compensation [Member] | Alvaro Pascual - Leone [Member] | Common Stock [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share											2,720
Share-based compensation shares issued to nonemployees for services, value											$ 6,250
Non Employee Stock Compensation [Member] | Jason Barton [Member] | Common Stock [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share											2,793
Share-based compensation shares issued to nonemployees for services, value											$ 6,250
Non Employee Stock Compensation [Member] | Jose Romano [Member] | Common Stock [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share											2,793
Share-based compensation shares issued to nonemployees for services, value											$ 6,250
Non Employee Stock Compensation [Member] | Josef Zihl [Member] | Common Stock [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share											5,441
Share-based compensation shares issued to nonemployees for services, value											$ 12,500
Non Employee Stock Compensation [Member] | Lowell Rush [Member] | Common Stock [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share											8,435
Share-based compensation shares issued to nonemployees for services, value											$ 18,750
Non Employee Stock Compensation [Member] | Board of Directors Chairman [Member] | Common Stock [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, value											31,250
Consulting Agreement [Member]
Share-Based Compensation (Textual)
Share based compensation expenses											$ 78,620
Consulting Agreement [Member] | Fountainhead Capital Mgmt [Member]
Share-Based Compensation (Textual)
Common stock issued shares											27,368
Common stock issued value											$ 60,000
Extension Agreement [Member] | Del Mar Consulting [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share											3,000
Share-based compensation shares issued to nonemployees for services, value											$ 5,400
Extension Agreement [Member] | Alex Partners, LLC [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share											2,000
Share-based compensation shares issued to nonemployees for services, value											$ 3,600
Advisory Agreement [Member]
Share-Based Compensation (Textual)
Stock issued during period, Restricted Stock, shares			27,000
Stock Issued during period, Restricted Stock, value			$ 66,000
Advisory Agreement [Member] | J and M Group, LLC [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share				2,500
Share-based compensation shares issued to nonemployees for services, value				$ 4,700